Revenue - Major customers fees on lending solution services (Details) - Service fees on lending solution services	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers
Percentage of entity's revenue	63.55%	58.95%	73.17%
Ping An Group and its subsidiaries
Disclosure of disaggregation of revenue from contracts with customers
Percentage of entity's revenue	52.23%	42.90%	45.78%
Lufax and its subsidiaries
Disclosure of disaggregation of revenue from contracts with customers
Percentage of entity's revenue	11.32%	16.05%	27.39%